Exhibit 99.2

3097 Satellite Blvd., Bldg. 700, Ste. 400, Duluth, GA 30096

770.497.9100

18 July 2018

P2 Master Trust A
40 West 57th Street, 15th Floor
New York, NY 10019

RE: Progress Residential Depositor 2, LLC (the “Issuing Entity”) HOA Discrepancy Review

Ladies and Gentlemen:

In connection with the offering (the “Offering”) of the securities of the Issuing Entity referenced above, we have conducted the HOA Discrepancy Review further described below. The review was conducted in accordance with what we believe to be customary residential title practice and was intended to assist in resolving certain discrepancies regarding whether specified properties may be subject to an active homeowners’, condominium, or other common-interest community association (each an “HOA”) as of the date hereof. A more detailed description of services performed and of our findings and conclusions is set forth below. The description below is intended to satisfy the disclosure requirements of Items 4 and 5 of FORM ABS DUE DILIGENCE-15E, which form has been provided to you concurrently herewith.

I. Manner and Scope of Review Performed (Item 4 of Form ABS Due Diligence-15E)

a. Background.

We have been informed that:

1. The securities are to be secured by, among other things, a mortgage loan (the “Mortgage Loan”) primarily secured by certain residential rental properties (the “Properties”).

2. Some of the Properties were previously designated by P2 Master Trust A (the “Loan Sponsor”) as not being subject to an HOA (“Non-HOA Properties”).

3. Based upon a review of the Properties conducted by a third party, certain discrepancies may have been identified suggesting that certain of the Non-HOA Properties may in fact be subject to an HOA; and/or an HOA Discrepancy Review for certain properties was deemed appropriate by the Loan Sponsor.

b. Properties Subject to Review. [(1) through (3) of Item 4.]

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The Loan Sponsor and/or Loan Sponsor’s agent provided us with a list of properties with respect to which we were requested to perform our HOA Discrepancy Review (each, a “Subject Property”; collectively, the “Subject Properties”). The list of Subject Properties is attached hereto as Schedule I. Our HOA Discrepancy Review did not include “sampling” the pool.  The Subject Properties were not chosen using randomization, probability sampling, or any other statistical methodology.  Rather, the Subject Properties were identified by you.  Accordingly, they may not be representative of the entire pool, as to which we make no representation.

c. How the Review Was Conducted. [(4) of Item 4]

We applied what we believe to be customary residential title practice to locate evidence that a Subject Property may be subject to an active HOA. We and/or our third-party vendor(s) employ a variety of customary searching methods, the most salient of which are described below, that are reasonably designed to reveal evidence regarding the existence of an active HOA (the “HOA Discrepancy Review”). Every property is unique, and not every search method is employed with respect to each of the Subject Properties. These methods are intended to allow us to reach a reasonable judgment regarding the likely existence of an active HOA. However, for a variety of reasons, including the reasons described below under “Limitations of Searching Methods,” it is not possible to determine with absolute certainty that no active HOA exists with respect to the Subject Properties.

Customary Searching Methods. Set forth below are certain customary inquiries which we and our third-party vendor(s) employ to locate evidence that an active HOA may exist. As noted, not all of these methods are used for every Subject Property.

1. Review of DCCR. In some instances, inquiry is made regarding whether the property is subject to any Declaration of Covenants, Conditions and Restriction (“DCCR”) or similar documentation. Where a DCCR does exist, it may be examined to ascertain whether the creation of an HOA was contemplated.

2. Review of state registrations. A search of appropriate state records is sometimes conducted to ascertain whether an HOA has been registered as may be required by applicable law.

3. Internet searches. Standard search engines may be used to search the internet for evidence of an active HOA.

4. Review of prior mortgages. Certain mortgages to which the Subject Properties were previously subject may be reviewed, in order to ascertain whether a rider had been attached which would indicate that a Subject Property is part of a Planned Unit Development. This type of rider is intended to give the lender the right to pay any dues that may be owed, and therefore is commonly used where an active HOA is present.

5. Contacting listing agents. Inquiry is sometimes made of one or two listing agents who appear to list other properties in the same neighborhood as the Subject Property.

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6. Contacting homeowners or residents. Inquiry is sometimes made of one or two persons owning or residing at properties in the same development as the Subject Property.

Limitations of Searching Methods.

As noted, it is not possible for any inquiry to prove with absolute certainty that no HOA exists with respect to the Subject Properties, and customary searching methods are subject to certain inherent limitations. Those limitations include, but are not limited to, the following:

It is possible for an HOA to exist even though the DCCR reviewed does not contain an explicit reference to an HOA, or there appears to be no DCCR. This may happen for a number of reasons. For example, there may have been a drafting error in the DCCR, or an important amendment to the DCCR or the DCCR itself could have been misfiled or incorrectly referenced. Old or vague descriptions can also prevent this review from being definitive. It is also possible for a DCCR to contemplate an HOA, yet nonetheless one may not be active.

It is possible for an HOA to exist and yet not be registered with relevant state agencies. In some instances, an HOA may not be legally required to be registered. Furthermore, even when such a requirement applies, there may nonetheless be an HOA that is simply not in compliance with applicable registration requirements.

Many HOAs do not establish web sites or other presence on the world-wide net. Further, internet searches are, by their nature, imprecise. Thus, the lack of applicable search “hits” from general internet searching cannot prove that an HOA is not applicable to a Subject Property.

It is possible that a Subject Property has never been subject to a prior mortgage. Even where a prior mortgage does exist, it is possible for the lender to have failed to include a PUD rider in the mortgage, even if the property had been subject to an HOA.

Even when listing agents are contacted, there is no way of ensuring that any particular agent is in fact especially knowledgeable regarding any Subject Property or the neighborhood where the property is located.

Although neighborhood residents or homeowners are sometimes contacted for information, locating contact information for such persons is a random selection process. Persons contacted may not be able or willing to answer our questions, or they may even provide inaccurate information.

d. Additional Information Regarding Scope of Review. [(5) through (8) of Item 4]

We have not undertaken any data integrity or other review beyond what is described herein, nor was our review undertaken for the purpose of:

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1. Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization, or

2. Making any findings with respect to:

i.       Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.       The value of the Properties or any other collateral securing the Mortgage Loan,

iii.       Whether the originators of the Mortgage Loan complied with federal, state and local laws and regulations, or

iv.       Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the certificates that are secured by the Mortgage Loan will pay interest and principal in accordance with applicable terms and conditions.

Our HOA Discrepancy Review is limited to the procedures set forth in (c) above. Although we believe these procedures to be customary residential title practice to locate evidence that a property may be subject to an active HOA, we make no representation regarding the sufficiency of the procedures described in (c) above, either for the purpose for which this report has been requested or for any other purpose.

II. Summary of Findings and Conclusions from Our Review (Item 5 of Form ABS Due Diligence-15E)

Based upon the HOA Diligence Review conducted in accordance with the procedures outlined in Part I above, and assuming the accuracy of the information contained in the documents described therein, we concluded, as set forth in more detail in Schedule I attached hereto and subject to the limitations set forth herein, that:

To our knowledge, after inquiry as described above, 0 of 313 of the Subject Properties set forth on Schedule I are subject to an active and mandatory HOA.

Our conclusions are limited to the matters expressly stated herein, and no opinion is implied or may be inferred beyond the matters expressly stated herein.  The conclusions expressed herein are given only as of the dates when the research was conducted, and we undertake no responsibility to update or supplement this report after the dates thereof for any reason.

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This report was prepared solely for the benefit of the addressee set forth above. It should not be relied on in any manner or for any purpose by any other person or entity, including prospective investors or ratings agencies in connection with the offering referenced above (collectively, “Third Parties”), except for placement agents involved directly with the placement of this securitization transaction. Accordingly, this report was not intended to create, and shall not be deemed to create any benefits, rights, duties, or obligations in or to, any such Third Parties.

Except as required by law, this report may not be quoted in whole or in part, including in any prospectus or offering memorandum, without our prior written consent.  In addition, this report is not assignable to any person or entity without our prior written approval.

OS National LLC

By: /s/ Jim Duggan
Name: Jim Duggan
Title: Counsel

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Schedule I

CLIENT CODE	PROPERTY ADDRESS	RESULT
FREO274616-18.2	829 Midland Ct	NON-APPARENT HOA
FREO235245-18.2	4011 Quail Briar Dr	NON-APPARENT HOA
FREO260379-18.2	8803 Angoff Dr	NON-APPARENT HOA
FREO261603-18.2	996 Papaya Ln	NON-APPARENT HOA
FREO272294-18.2	948 March Hare Ct	NON-APPARENT HOA
FREO233873-18.2	2617 Ginger Mill Blvd	NON-APPARENT HOA
FREO236671-18.2	10513 W Angels Ln	NON-APPARENT HOA
FREO233624-18.2	1159 W Folley St	NON-APPARENT HOA
FREO248182-18.2	2319 E Taro Ln	NON-APPARENT HOA
FREO260049-18.2	3630 W Escuda Dr	NON-APPARENT HOA
FREO260542-18.2	6865 W State Ave	NON-APPARENT HOA
FREO261559-18.2	11314 W Orchid Ln	NON-APPARENT HOA
FREO273757-18.2	12534 W Surrey Ave	NON-APPARENT HOA
FREO273763-18.2	7113 E Greenway St	NON-APPARENT HOA
FREO259757-18.2	2035 Ashton St	NON-APPARENT HOA
FREO260068-18.2	1719 Ashwood Cir	NON-APPARENT HOA
FREO260543-18.2	2390 Perth Dr	NON-APPARENT HOA
FREO274201-18.2	1977 Apopka Dr	NON-APPARENT HOA
FREO260984-18.2	2011 Cardiff Ln	NON-APPARENT HOA
FREO248781-18.2	4767 Wassail Dr	NON-APPARENT HOA
FREO275378-18.2	11027 Crumpet Ct	NON-APPARENT HOA
FREO260927-18.2	1744 Tarah Trace Dr	NON-APPARENT HOA
FREO232720-18.2	417 SE 9th Pl	NON-APPARENT HOA
FREO234089-18.2	3303 SW 1st Pl	NON-APPARENT HOA
FREO235292-18.2	123 SE 12th Pl	NON-APPARENT HOA
FREO236164-18.2	433 SW 6th St	NON-APPARENT HOA
FREO236271-18.2	147 SE 4th Ter	NON-APPARENT HOA
FREO237331-18.2	234 SE 6th Ter	NON-APPARENT HOA

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FREO237479-18.2	25 SW 19th Ter	NON-APPARENT HOA
FREO260627-18.2	1314 SE 16th St	NON-APPARENT HOA
FREO260447-18.2	522 SW 15th Ter	NON-APPARENT HOA
FREO260491-18.2	1418 SW 1st Ave	NON-APPARENT HOA
FREO274709-18.2	13106 Los Angeles Woods Ln	NON-APPARENT HOA
FREO275700-18.2	2827 Delcrest Ct	NON-APPARENT HOA
FREO274961-18.2	1734 Oak Breeze Ave	NON-APPARENT HOA
FREO232323-18.2	29251 Yarrow Dr	NON-APPARENT HOA
FREO260488-18.2	8309 Royal Hart Dr	NON-APPARENT HOA
FREO235603-18.2	1324 Crimson Clover Ln	NON-APPARENT HOA
FREO260919-18.2	664 Weybridge Ct	NON-APPARENT HOA
FREO271858-18.2	873 Highland Terrace NE	NON-APPARENT HOA
FREO248662-18.2	850 Terrace Mill Dr	NON-APPARENT HOA
FREO248664-18.2	880 Terrace Mill Dr	NON-APPARENT HOA
FREO260825-18.2	109 Stoney Brook Way	NON-APPARENT HOA
FREO260943-18.2	219 Sandstone Dr	NON-APPARENT HOA
FREO261441-18.2	262 Northwind Dr	NON-APPARENT HOA
FREO273331-18.2	1516 Queen Elizabeth Dr	NON-APPARENT HOA
FREO261376-18.2	5040 Donner Ln	NON-APPARENT HOA
FREO248200-18.2	7409 Dunbarton Dr	NON-APPARENT HOA
FREO248467-18.2	8358 Manhatten Dr	NON-APPARENT HOA
FREO248468-18.2	2552 Pyramid Dr	NON-APPARENT HOA
FREO249277-18.2	1865 Winners Cir N	NON-APPARENT HOA
FREO260146-18.2	3075 N Wren St	NON-APPARENT HOA
FREO260509-18.2	1829 Roy Dr	NON-APPARENT HOA
FREO249186-18.2	4308 Timberwood Dr	NON-APPARENT HOA
FREO233994-18.2	11910 Harris Ridge Dr	NON-APPARENT HOA
FREO247967-18.2	8701 Terra Cotta Dr	NON-APPARENT HOA
FREO248367-18.2	9400 Melanie Thompson Dr	NON-APPARENT HOA
FREO248429-18.2	7009 Rothmore View Ct	NON-APPARENT HOA

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FREO248506-18.2	9915 Manbey Ct	NON-APPARENT HOA
FREO248585-18.2	7627 Fallow Ln	NON-APPARENT HOA
FREO248607-18.2	3606 Daisyfield Dr	NON-APPARENT HOA
FREO249054-18.2	9402 Pastern Ct	NON-APPARENT HOA
FREO259474-18.2	5110 Weatherly Way	NON-APPARENT HOA
FREO231658-18.2	217 Hoyleholly Trce	NON-APPARENT HOA
FREO234239-18.2	1433 E Stone Arch Dr	NON-APPARENT HOA
FREO259580-18.2	108 Edgeford Park Ln	NON-APPARENT HOA
FREO273277-18.2	305 Occidental Drive	NON-APPARENT HOA
FREO236763-18.2	5340 Hadley Ct	NON-APPARENT HOA
FREO237253-18.2	4312 Basil Leaf Ave	NON-APPARENT HOA
FREO237478-18.2	4609 Grand Rock Dr	NON-APPARENT HOA
FREO248272-18.2	4943 Monte del Sol Ln	NON-APPARENT HOA
FREO248513-18.2	445 Opal Dr	NON-APPARENT HOA
FREO248784-18.2	383 Verbena Ave	NON-APPARENT HOA
FREO248829-18.2	520 Reliance Ave	NON-APPARENT HOA
FREO249152-18.2	5017 Wildroot Rd	NON-APPARENT HOA
FREO259423-18.2	2430 Inlet Beach Ct	NON-APPARENT HOA
FREO259427-18.2	3534 N Campbell Rd	NON-APPARENT HOA
FREO259606-18.2	1104 Stoneypeak Ave	NON-APPARENT HOA
FREO272196-18.2	4841 Villa Elisa Circle	NON-APPARENT HOA
FREO272531-18.2	5415 Moody Vista Court	NON-APPARENT HOA
FREO273314-18.2	2310 Panther Pl	NON-APPARENT HOA
FREO273452-18.2	5021 Drummond Rd	NON-APPARENT HOA
FREO273730-18.2	9548 West Katie Ave	NON-APPARENT HOA
FREO273735-18.2	2716 Fern Forest Ct	NON-APPARENT HOA
FREO273925-18.2	7008 Resplendent Ct	NON-APPARENT HOA
FREO273962-18.2	1908 Casa Verde	NON-APPARENT HOA
FREO274059-18.2	1812 La Villa Drive	NON-APPARENT HOA
FREO274079-18.2	18 Quailbush Dr	NON-APPARENT HOA

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FREO274281-18.2	4701 Cliff Breeze Dr	NON-APPARENT HOA
FREO274557-18.2	7000 Magic Window Ave	NON-APPARENT HOA
FREO274644-18.2	2113 Annbriar Ave	NON-APPARENT HOA
FREO274913-18.2	5243 Nest Court	NON-APPARENT HOA
FREO274974-18.2	9105 Black Slate Street	NON-APPARENT HOA
FREO275495-18.2	7002 Wine River Dr	NON-APPARENT HOA
FREO260730-18.2	5184 Pebble Creek Dr	NON-APPARENT HOA
FREO271899-18.2	4836 Highlander Cv	NON-APPARENT HOA
FREO248439-18.2	207 Spruce St	NON-APPARENT HOA
FREO233539-18.2	5116 Monet Ct	NON-APPARENT HOA
FREO234246-18.2	3040 Herman B Rader Dr	NON-APPARENT HOA
FREO234768-18.2	1629 Headwater Ct	NON-APPARENT HOA
FREO234930-18.2	7109 Beard Ct	NON-APPARENT HOA
FREO235156-18.2	300 Vernon Traylor Dr	NON-APPARENT HOA
FREO235676-18.2	2140 Liberty Dr	NON-APPARENT HOA
FREO235678-18.2	1421 Knight Dr	NON-APPARENT HOA
FREO236192-18.2	279 Bill Stewart Blvd	NON-APPARENT HOA
FREO236193-18.2	1731 Luton Dr	NON-APPARENT HOA
FREO236195-18.2	10002 Syracuse Dr	NON-APPARENT HOA
FREO236405-18.2	606 Knollwood Dr	NON-APPARENT HOA
FREO236436-18.2	1530 Journey Dr	NON-APPARENT HOA
FREO236444-18.2	1804 Rory Cv	NON-APPARENT HOA
FREO236778-18.2	5068 Tricia Pl	NON-APPARENT HOA
FREO237001-18.2	3411 Wellington Pl	NON-APPARENT HOA
FREO237127-18.2	227 Niagra Ln	NON-APPARENT HOA
FREO237180-18.2	640 Big Hurricane Dr	NON-APPARENT HOA
FREO237282-18.2	247 Bill Stewart Blvd	NON-APPARENT HOA
FREO237344-18.2	634 Woodland Hills Dr	NON-APPARENT HOA
FREO237613-18.2	256 Mary Joe Martin Dr	NON-APPARENT HOA
FREO237615-18.2	693 Almondwood Pl	NON-APPARENT HOA

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FREO237642-18.2	434 Tulane Ct	NON-APPARENT HOA
FREO247795-18.2	1814 Bridget Dr	NON-APPARENT HOA
FREO248091-18.2	1431 Westview Dr	NON-APPARENT HOA
FREO248390-18.2	9006 Nevada Ave	NON-APPARENT HOA
FREO248410-18.2	304 Acorn Ct	NON-APPARENT HOA
FREO248434-18.2	2913 Waywood Dr	NON-APPARENT HOA
FREO248559-18.2	1449 Westview Dr	NON-APPARENT HOA
FREO249098-18.2	11004 Packard Ct	NON-APPARENT HOA
FREO249111-18.2	6030 Eden Ln	NON-APPARENT HOA
FREO249181-18.2	11006 Packard Ct	NON-APPARENT HOA
FREO273506-18.2	3037 Mesquite Dr	NON-APPARENT HOA
FREO273796-18.2	260 Mary Joe Martin Dr	NON-APPARENT HOA
FREO273831-18.2	1416 Westview Dr	NON-APPARENT HOA
FREO275597-18.2	15663 W Ripple Rd	NON-APPARENT HOA
FREO272548-18.2	2248 Botany St.	NON-APPARENT HOA
FREO272238-18.2	594 Thomas Mckeen	NON-APPARENT HOA
FREO261355-18.2	2760 W Safeshelter Dr	NON-APPARENT HOA
FREO261188-18.2	3824 Tree Lake Dr	NON-APPARENT HOA
FREO260718-18.2	16130 Gardendale Dr	NON-APPARENT HOA
FREO234240-18.2	4336 Country Club Blvd	NON-APPARENT HOA
FREO235324-18.2	302 SE 47th Ter	NON-APPARENT HOA
FREO236216-18.2	1531 SE 42nd Ter	NON-APPARENT HOA
FREO236925-18.2	2605 SE 4th Ave	NON-APPARENT HOA
FREO247819-18.2	413 SE 29th St	NON-APPARENT HOA
FREO236960-18.2	320 SE 3rd St	NON-APPARENT HOA
FREO233795-18.2	2558 Surfside Blvd	NON-APPARENT HOA
FREO233812-18.2	3406 SW 6th Ave	NON-APPARENT HOA
FREO234371-18.2	2564 Surfside Blvd	NON-APPARENT HOA
FREO236161-18.2	2529 SW 15th Pl	NON-APPARENT HOA
FREO236273-18.2	2025 SW 32nd St	NON-APPARENT HOA

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FREO236942-18.2	4623 SW 6th Pl	NON-APPARENT HOA
FREO236961-18.2	4406 SW 15th Ave	NON-APPARENT HOA
FREO237697-18.2	4417 SW 7th Ave	NON-APPARENT HOA
FREO259939-18.2	229 SW 43rd Ln	NON-APPARENT HOA
FREO259985-18.2	3013 SW 4th Pl	NON-APPARENT HOA
FREO260322-18.2	627 SW 27th Ter	NON-APPARENT HOA
FREO233675-18.2	1432 SE 17th Ter	NON-APPARENT HOA
FREO234005-18.2	1705 SE 8th Ter	NON-APPARENT HOA
FREO235364-18.2	2123 SE 3rd St	NON-APPARENT HOA
FREO235454-18.2	2130 SE 9th Ter	NON-APPARENT HOA
FREO235605-18.2	324 SE 17th Pl	NON-APPARENT HOA
FREO237046-18.2	923 SE 19th St	NON-APPARENT HOA
FREO237135-18.2	521 SE 1st St	NON-APPARENT HOA
FREO237158-18.2	606 SE 2nd Ave	NON-APPARENT HOA
FREO248096-18.2	1021 SE 13th Ave	NON-APPARENT HOA
FREO259864-18.2	173 SE 16th Ter	NON-APPARENT HOA
FREO260013-18.2	433 SE 13th Pl	NON-APPARENT HOA
FREO260190-18.2	625 SE 9th Ave	NON-APPARENT HOA
FREO260321-18.2	218 SE 8th St	NON-APPARENT HOA
FREO260425-18.2	401 SE 6th Ter	NON-APPARENT HOA
FREO235737-18.2	1413 SW 9th Ave	NON-APPARENT HOA
FREO235994-18.2	443 SW 19th Ter	NON-APPARENT HOA
FREO236322-18.2	811 SW 14th Pl	NON-APPARENT HOA
FREO236418-18.2	2126 SW 14th Ave	NON-APPARENT HOA
FREO236895-18.2	217 SW 16th Ter	NON-APPARENT HOA
FREO237708-18.2	639 SW 10th Ter	NON-APPARENT HOA
FREO248019-18.2	706 SW 11th St	NON-APPARENT HOA
FREO259909-18.2	140 SE 2nd Pl	NON-APPARENT HOA
FREO259910-18.2	1205 SW 11th St	NON-APPARENT HOA
FREO259911-18.2	1025 SW 9th Ave	NON-APPARENT HOA

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FREO259913-18.2	509 SW 11th Ave	NON-APPARENT HOA
FREO259914-18.2	1613 SW 23rd St	NON-APPARENT HOA
FREO259915-18.2	1605 SW 15th St	NON-APPARENT HOA
FREO259922-18.2	1729 SW 23rd St	NON-APPARENT HOA
FREO260035-18.2	2310 SW 4th Ct	NON-APPARENT HOA
FREO260278-18.2	714 SW 6th ST	NON-APPARENT HOA
FREO260279-18.2	114 SW 21st ST	NON-APPARENT HOA
FREO260368-18.2	713 SW 4th Ter	NON-APPARENT HOA
FREO260369-18.2	717 SW 4 Ter	NON-APPARENT HOA
FREO260427-18.2	130 SW 11th Ter	NON-APPARENT HOA
FREO259919-18.2	841 Woodridge Cir	NON-APPARENT HOA
FREO272840-18.2	13014 Los Angeles Woods Ln	NON-APPARENT HOA
FREO273802-18.2	1414 Londra Ln	NON-APPARENT HOA
FREO273835-18.2	140 Hidden Springs Cir	NON-APPARENT HOA
FREO272299-18.2	2429 Franklin Dr	NON-APPARENT HOA
FREO272359-18.2	2914 Vienna Ln	NON-APPARENT HOA
FREO273369-18.2	3766 Sutters Mill Cir	NON-APPARENT HOA
FREO272695-18.2	5401 Ferrol Dr	NON-APPARENT HOA
FREO272130-18.2	4216 Rhinehart Drive	NON-APPARENT HOA
FREO237630-18.2	33 Crescent St	NON-APPARENT HOA
FREO235017-18.2	1435 Heatherton Rd	NON-APPARENT HOA
FREO248524-18.2	865 Chatham Park Dr	NON-APPARENT HOA
FREO249313-18.2	1905 Elm Park Dr	NON-APPARENT HOA
FREO235823-18.2	1577 Queen Elizabeth Dr	NON-APPARENT HOA
FREO235304-18.2	594 Joneus Drive	NON-APPARENT HOA
FREO235333-18.2	592 Joneus Drive	NON-APPARENT HOA
FREO233717-18.2	670 Compton Ln	NON-APPARENT HOA
FREO259573-18.2	285 Labrea Blvd	NON-APPARENT HOA
FREO259831-18.2	406 Tina Hely Ct	NON-APPARENT HOA
FREO236911-18.2	196 Fairway Trace Dr	NON-APPARENT HOA

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FREO235164-18.2	7300 Fox Trace Cv	NON-APPARENT HOA
FREO260851-18.2	7762 Parkview Cir E	NON-APPARENT HOA
FREO235879-18.2	8332 Pinnacle Dr	NON-APPARENT HOA
FREO235948-18.2	5607 Antelope Cv	NON-APPARENT HOA
FREO261335-18.2	8420 Blue Ridge Dr	NON-APPARENT HOA
FREO261109-18.2	3012 Clover Rd NW	NON-APPARENT HOA
FREO248519-18.2	7109 Weavers Run	NON-APPARENT HOA
FREO259897-18.2	209 Walnut Creek Dr	NON-APPARENT HOA
FREO273905-18.2	212 Sleepy Creek Dr	NON-APPARENT HOA
FREO235715-18.2	163 Lars Ln	NON-APPARENT HOA
FREO259448-18.2	6028 Patricia Ryan Dr	NON-APPARENT HOA
FREO248251-18.2	5443 Cypress Creek St	NON-APPARENT HOA
FREO272041-18.2	3276 Clapham Rd	NON-APPARENT HOA
FREO273482-18.2	2908 Split Oak Trl	NON-APPARENT HOA
FREO249363-18.2	134 Mary Joe Martin Dr	NON-APPARENT HOA
FREO260753-18.2	918 Tal Ln	NON-APPARENT HOA
FREO260944-18.2	1038 Tom Hailey Blvd	NON-APPARENT HOA
FREO260945-18.2	2128 Academy Way	NON-APPARENT HOA
FREO261346-18.2	1029 Tammy Sue Ln	NON-APPARENT HOA
FREO261379-18.2	3054 Ace Wintermeyer Dr	NON-APPARENT HOA
FREO259459-18.2	123 Dreville Dr	NON-APPARENT HOA
FREO260842-18.2	1017 Cheryl Ln	NON-APPARENT HOA
FREO261534-18.2	1318 Nicole Ln	NON-APPARENT HOA
FREO261583-18.2	1037 Tammy Sue Ln	NON-APPARENT HOA
FREO272066-18.2	3062 Ace Wintermeyer Dr	NON-APPARENT HOA
FREO272186-18.2	1343 Tonya Dr	NON-APPARENT HOA
FREO272187-18.2	6007 Eden Ln	NON-APPARENT HOA
FREO272539-18.2	1824 Rory Cv	NON-APPARENT HOA
FREO260288-18.2	1010 Shallow Water Way	NON-APPARENT HOA
FREO260839-18.2	2930 Painted Pony Dr	NON-APPARENT HOA

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FREO272492-18.2	3486 Hardwood Dr	NON-APPARENT HOA
FREO261388-18.2	3454 Westbrook Dr	NON-APPARENT HOA
FREO272298-18.2	1215 Falling Tree Ct	NON-APPARENT HOA
FREO249364-18.2	603 McGivney Ct	NON-APPARENT HOA
FREO260177-18.2	4003 Sam Davis Rd	NON-APPARENT HOA
FREO260958-18.2	1301 Bundy Ct	NON-APPARENT HOA
FREO261065-18.2	404 Barking Dr	NON-APPARENT HOA
FREO272267-18.2	222 Hermitage Dr	NON-APPARENT HOA
FREO272369-18.2	731 General Barksdale Dr	NON-APPARENT HOA
FREO237576-18.2	2791 Maggie Woods Pl	NON-APPARENT HOA
FREO249084-18.2	6331 Fairway Hill Cv	NON-APPARENT HOA
FREO229828-18.2	10316 Cottage Oaks Dr	NON-APPARENT HOA
FREO237217-18.2	1456 Albon Dr	NON-APPARENT HOA
FREO237577-18.2	2610 Breezy Ridge Trl	NON-APPARENT HOA
FREO248384-18.2	10116 Hammersmith Ln	NON-APPARENT HOA
FREO260751-18.2	2744 Breezy Ridge Trl	NON-APPARENT HOA
FREO259980-18.2	3020 Long Bridge Cv	NON-APPARENT HOA
FREO275947-18.2	4007 Amber Way	NON-APPARENT HOA
FREO248717-18.2	421 Anthony Branch Dr	NON-APPARENT HOA
FREO259407-18.2	606 Parrish Woods	NON-APPARENT HOA
FREO259670-18.2	715 Whispering Breeze	NON-APPARENT HOA
FREO275202-18.2	4901 Fox Ridge	NON-APPARENT HOA
FREO247922-18.2	821 Bailey Dr	NON-APPARENT HOA
FREO248508-18.2	310 Wolfe St	NON-APPARENT HOA
FREO248806-18.2	438 Everest Dr	NON-APPARENT HOA
FREO271968-18.2	216 High Pointe Ln	NON-APPARENT HOA
FREO272185-18.2	717 Lovern Street	NON-APPARENT HOA
FREO272390-18.2	1509 Finley St	NON-APPARENT HOA
FREO275474-18.2	1219 Saturn Drive	NON-APPARENT HOA
FREO248913-18.2	7212 Elderberry Ln	NON-APPARENT HOA

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FREO271916-18.2	12834 Kyla Jean Court	NON-APPARENT HOA
FREO249289-18.2	605 Wisterglen Dr	NON-APPARENT HOA
FREO260409-18.2	1511 Columbia Dr	NON-APPARENT HOA
FREO236153-18.2	1509 Lewis Trl	NON-APPARENT HOA
FREO234265-18.2	1365 Roan Dr	NON-APPARENT HOA
FREO235870-18.2	2946 Lawndale Dr	NON-APPARENT HOA
FREO248610-18.2	1824 Island View Dr	NON-APPARENT HOA
FREO259478-18.2	2525 Spring Rain Dr	NON-APPARENT HOA
FREO248220-18.2	4117 Mediterranean Dr	NON-APPARENT HOA
FREO249178-18.2	3912 Lois Cir	NON-APPARENT HOA
FREO275125-18.2	1232 Clay Ln	NON-APPARENT HOA
FREO237453-18.2	2605 Mountainview Dr	NON-APPARENT HOA
FREO235041-18.2	812 Sandpiper Dr	NON-APPARENT HOA
FREO248937-18.2	1045 Rock Springs Dr	NON-APPARENT HOA
FREO274175-18.2	2623 Buffalo Run	NON-APPARENT HOA
FREO248322-18.2	802 Wyndham Pl	NON-APPARENT HOA
FREO248067-18.2	1224 Nicole Way	NON-APPARENT HOA
FREO248584-18.2	2728 Woodlark Dr	NON-APPARENT HOA
FREO248609-18.2	2005 Belshire Ct	NON-APPARENT HOA
FREO259522-18.2	10636 Towerwood Dr	NON-APPARENT HOA
FREO248369-18.2	1129 Springwood Dr	NON-APPARENT HOA
FREO235537-18.2	5528 Spring Ridge Dr	NON-APPARENT HOA
FREO234217-18.2	4079 Dogwood Ct	NON-APPARENT HOA
FREO235750-18.2	410 SE 3rd St	NON-APPARENT HOA
FREO237751-18.2	248 Ber Creek Dr	NON-APPARENT HOA
FREO248906-18.2	3810 Forsythia Way	NON-APPARENT HOA
FREO249198-18.2	593 Joneus Drive	NON-APPARENT HOA
FREO249200-18.2	657 Stevens Place	NON-APPARENT HOA
FREO259504-18.2	1418 Cason Trl	NON-APPARENT HOA
FREO259714-18.2	101 Mary Joe Martin Dr	NON-APPARENT HOA

Page | 15

FREO259752-18.2	1004 Don Blair Dr	NON-APPARENT HOA
FREO259810-18.2	8215 Minehead Dr	NON-APPARENT HOA
FREO259812-18.2	214 Paul Revere Ln	NON-APPARENT HOA
FREO259847-18.2	12233 Summer Creek Ln	NON-APPARENT HOA
FREO259881-18.2	341 Davids Way	NON-APPARENT HOA
FREO259890-18.2	7014 Mudshark Pl	NON-APPARENT HOA
FREO260085-18.2	1546 Waxman Dr	NON-APPARENT HOA
FREO260128-18.2	161 Bill Stewart Blvd	NON-APPARENT HOA
FREO260130-18.2	470 Rosehill Dr	NON-APPARENT HOA
FREO260320-18.2	449 SW 19 St	NON-APPARENT HOA
FREO273225-18.2	209 Tulip Ln	NON-APPARENT HOA
FREO273503-18.2	114 McArthur Drive	NON-APPARENT HOA
FREO274692-18.2	200 Montefeltro Court	NON-APPARENT HOA
FREO275055-18.2	78 Wood Green Dr	NON-APPARENT HOA
FREO260013-18.2	433 SE 13th Pl	NON-APPARENT HOA

Page | 16